                 WELLS FARGO DIRECTOR OUTLOOK (SERIES I AND IR)
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

    SUPPLEMENT DATED NOVEMBER 27, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective November 26, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Standard & Poor's" is deleted and replaced with the following:

----------------------------------------------------------------------------------------------------------------------
                                      EFFECTIVE DATE
        RATINGS AGENCY                   OF RATING                     RATING                   BASIS OF RATING
----------------------------------------------------------------------------------------------------------------------
      Standard & Poor's                  11/26/02                        AA-                  Financial Security
                                                                                                Characteristics
----------------------------------------------------------------------------------------------------------------------

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4451
333-39612